Investments and interests in other entities	12 Months Ended
Dec. 31, 2021
Investments and interests in other entities
Investments and interests in other entities

11    Investments and interests in other entities

(a)   Investments

Bewater Ventures I GA Fundo de Investimento em Participações Multiestratégia (“Bewater”)

On July 24, 2020, the Company, through its subsidiary Companhia Brasileira de Educação e Sistemas de Ensino S.A. (“CBE”) acquired 9,670 Class B quotas of Bewater Ventures I GA Fundo de Investimento em Participações Multiestratégia, a fund managed by Paraty Capital. The Company paid R$9,670, corresponding to a total interest of 14.5% in Bewater. On February 2, 2021, Bewater carried out a new round of capital injection, in which the Company acquired an additional 27 class B quotas, resulting in an 11.1% interest in the fund due to the dilution of its interest. On August 12, 2021, Bewater had a new round of investments, in which the Company acquired an additional 16 class B quotas, resulting in an 11.0% interest in the fund.

The fund made a minority investment in Group A, a company that provides educational solutions for higher education. The investment in Bewater is measured at fair value through profit and loss.

INCO Limited (“INCO”)

On January 25, 2021, the Company entered into a Share Purchase Agreement with INCO Limited, or INCO, the controlling entity of OISA, a company that provides financial and administrative services to private schools, according to which 8,571,427 series B ordinary shares were acquired, equivalent to 30% of the total stock capital of INCO, for a total amount of R$25,000. On April 27, 2021, Arco invested R$ 33,195, and an additional R$ 52,035 on September 27, 2021, and now holds an 26.09% interest due to the dilution of its interest.

As of December 31, 2021, the Company had a gain of R$ 14,022 resulting from the dilution of its interest in INCO’s equity. This amount is recognized in Other income (expenses) in profit and loss.

Based on the signed agreement, the Company does not have control of INCO but exercises significant influence over the entity since it is one member of INCO’s Board of Directors.

Tera Treinamentos Profissionais Ltda (“Tera”)

On April 9, 2021, the Company entered into a Share Purchase Agreement with Tera Treinamentos Profissionais Ltda, a company that provides professional courses focused on the development of digital skills, according to which 8,234 shares were acquired, equivalent to 23,43% of the total stock capital of Tera, for a total amount of R$15,000. Based on the signed agreement, the Company does not have control of Tera but exercises significant influence over the entity.

(i)   Investments and interests in other entities

Reconciliation of carrying amount:

	2021				2020
	INCO	TERA	Bewater	Total	Total
At beginning of the year	—	—	9,654	9,654	48,574
Capital contributions	110,230	15,000	43	125,273	14,170
Acquisition from a minority shareholder	—	—	—	—	18,458
Fair value on investment	—	—	106	106	(16)
Gain of changes in ownership	14,022	—	—	14,022	—
Share of loss of equity-accounted investees	(21,831)	(351)	—	(22,182)	409
Consolidation on the acquisition of control	—	—	—	—	(71,941)
At end of the year	102,421	14,649	9,803	126,873	9,654

Percentage of ownership	26.09%	23.43%	11.03%